UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21529
The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.
The Gabelli Global Utility & Income Trust
First Quarter Report
March 31, 2009
To Our Shareholders,
     The Gabelli Global Utility & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was (12.6)% during the first quarter of 2009, compared with declines of 10.8% and 11.5% for the Standard & Poor’s (“S&P”) 500 Utilities Index and the Lipper Utility Fund Average, respectively. The total return for the Fund’s publicly traded shares was (14.1)% during the first quarter. On March 31, 2009, the Fund’s NAV per share was $15.87, while the price of the publicly traded shares closed at $13.38 on the NYSE Amex.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

				Since
				Inception
	Quarter	1 Year	3 Year	(05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	(12.65)%	(25.84)%	(3.55)%	2.19%
Investment Total Return (c)	(14.11)	(29.33)	(4.17)	(1.61)

S&P 500 Index	(10.98)	(38.06)	(13.05)	(4.87)
S&P 500 Utilities Index	(10.79)	(29.66)	(2.54)	5.57
Lipper Utility Fund Average	(11.46)	(34.25)	(4.94)	4.02

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 92.4%
	ENERGY AND UTILITIES — 71.0%
	Energy and Utilities: Alternative Energy — 0.5%
	U.S. Companies
8,000	Ormat Technologies Inc.	$219,680

	Energy and Utilities:
	Electric Transmission and Distribution — 6.0%
	Non U.S. Companies
8,775	National Grid plc, ADR	339,066
3,300	Red Electrica Corporacion SA	128,901
	U.S. Companies
4,000	CH Energy Group Inc.	187,600
2,000	Consolidated Edison Inc.	79,220
5,000	Northeast Utilities	107,950
48,000	NSTAR	1,530,240
40,000	Pepco Holdings Inc.	499,200
1,666	UIL Holdings Corp.	37,185

		2,909,362

	Energy and Utilities: Integrated — 46.1%
	Non U.S. Companies
150,000	A2A SpA	227,789
600	Areva SA	250,038
9,000	Chubu Electric Power Co. Inc.	197,303
152,000	Datang International Power Generation Co. Ltd., Cl. H	66,875
2,700	E.ON AG	75,009
9,000	E.ON AG, ADR	249,120
10,000	Electric Power Development Co. Ltd.	294,994
4,000	Endesa SA	74,827
45,000	Enel SpA	215,981
9,760	Energias de Portugal SA, ADR	340,917
29,000	Enersis SA, ADR	437,900
140,000	Hera SpA	230,460
10,000	Hokkaido Electric Power Co. Inc.	200,030
10,000	Hokuriku Electric Power Co.	239,430
14,000	Huaneng Power International Inc., ADR	375,900
75,000	Iberdrola SA	526,127
13,000	Iberdrola SA, ADR	364,650
3,000	International Power plc	9,061
26,000	Korea Electric Power Corp., ADR†	237,900
10,000	Kyushu Electric Power Co. Inc.	223,266
4,500	Oesterreichische Elektrizitaetswirtschafts AG, Cl. A	170,931
10,000	Shikoku Electric Power Co. Inc.	266,202
10,000	The Chugoku Electric Power Co. Inc.	216,194
16,000	The Kansai Electric Power Co. Inc.	345,911
10,000	The Tokyo Electric Power Co. Inc.	248,522
10,000	Tohoku Electric Power Co. Inc.	218,720
	U.S. Companies
1,000	Allegheny Energy Inc.	23,170
2,000	ALLETE Inc.	53,380
20,000	Ameren Corp.	463,800
31,000	American Electric Power Co. Inc.	783,060
1,500	Avista Corp.	20,670
6,000	Black Hills Corp.	107,340
500	Cleco Corp.	10,845
500	CMS Energy Corp.	5,920
10,000	Dominion Resources Inc.	309,900
60,000	DPL Inc.	1,352,400
40,000	Duke Energy Corp.	572,800
4,000	El Paso Electric Co.†	56,360
10,000	Florida Public Utilities Co.	97,700
14,000	FPL Group Inc.	710,220
70,000	Great Plains Energy Inc.	942,900
22,000	Hawaiian Electric Industries Inc.	302,280
29,500	Integrys Energy Group Inc.	768,180
7,000	Maine & Maritimes Corp.	245,000
15,000	MGE Energy Inc.	470,550
44,000	NiSource Inc.	431,200
13,000	NorthWestern Corp.	279,240
19,500	OGE Energy Corp.	464,490
7,000	Otter Tail Corp.	154,350
1,000	PG&E Corp.	38,220
16,000	Pinnacle West Capital Corp.	424,960
4,200	PPL Corp.	120,582
31,000	Progress Energy Inc.	1,124,060
32,000	Public Service Enterprise Group Inc.	943,040
18,000	SCANA Corp.	556,020
1,000	TECO Energy Inc.	11,150
30,000	The AES Corp.†	174,300
1,250	The Empire District Electric Co.	18,050
45,000	The Southern Co.	1,377,900
15,000	Unisource Energy Corp.	422,850
17,000	Vectren Corp.	358,530
41,000	Westar Energy Inc.	718,730
5,000	Wisconsin Energy Corp.	205,850
45,000	Xcel Energy Inc.	838,350

		22,262,404

	Energy and Utilities: Natural Gas Integrated — 4.5%
	Non U.S. Companies
80,000	Snam Rete Gas SpA	429,405
	U.S. Companies
50,000	El Paso Corp.	312,500
1,000	Energen Corp.	29,130
18,000	National Fuel Gas Co.	552,060
2,000	ONEOK Inc.	45,260
26,000	Southern Union Co.	395,720
30,000	Spectra Energy Corp.	424,200

		2,188,275

	Energy and Utilities: Natural Gas Utilities — 4.4%
	Non U.S. Companies
1,500	Enagas	21,264
1,890	GDF Suez	64,911
11,454	GDF Suez, ADR (a)	391,154
6,867	GDF Suez, Strips	9
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities (Continued)
	U.S. Companies
16,000	Atmos Energy Corp.	$369,920
2,000	Chesapeake Utilities Corp.	60,960
20,000	Nicor Inc.	664,600
5,000	Piedmont Natural Gas Co. Inc.	129,450
10,000	Southwest Gas Corp.	210,700
5,000	The Laclede Group Inc.	194,900

		2,107,868

	Energy and Utilities: Oil — 3.4%
	Non U.S. Companies
1,000	Niko Resources Ltd.	46,542
4,400	PetroChina Co. Ltd., ADR	350,680
13,500	Petroleo Brasileiro SA, ADR	411,345
9,000	Royal Dutch Shell plc, Cl. A, ADR	398,700
	U.S. Companies
3,000	Chevron Corp.	201,720
2,000	ConocoPhillips	78,320
2,000	Devon Energy Corp.	89,380
1,000	Exxon Mobil Corp.	68,100

		1,644,787

	Energy and Utilities: Services — 0.4%
	Non U.S. Companies
10,000	ABB Ltd., ADR	139,400
	U.S. Companies
2,500	Halliburton Co.	38,675

		178,075

	Energy and Utilities: Water — 3.6%
	Non U.S. Companies
1,500	Consolidated Water Co. Ltd.	16,275
49,000	Severn Trent plc	696,043
6	Suez SA, Strips† (a)	0
37,090	United Utilities Group plc	257,311
	U.S. Companies
8,666	Aqua America Inc.	173,320
2,700	California Water Service Group	113,022
4,000	Middlesex Water Co.	57,600
17,000	SJW Corp.	432,310

		1,745,881

	Diversified Industrial — 1.0%
	Non U.S. Companies
13,000	Bouygues SA	464,958
	U.S. Companies
3,000	Woodward Governor Co.	33,540

		498,498

	Environmental Services — 0.6%
	Non U.S. Companies
500	Suez Environnement SA†	7,357
12,000	Veolia Environnement	250,628

		257,985

Shares/		Market
Units		Value
	Equipment and Supplies — 0.1%
	U.S. Companies
800	Flowserve Corp.	$44,896

	Independent Power Producers and
	Energy Traders — 0.4%
	U.S. Companies
12,000	NRG Energy Inc.†	211,200

	TOTAL ENERGY AND UTILITIES	34,268,911

	COMMUNICATIONS — 19.3%
	Cable and Satellite — 6.1%
	Non U.S. Companies
10,000	Cogeco Inc.	190,752
2,500	Rogers Communications Inc., Cl. B	57,075
5,400	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	28,770
	U.S. Companies
25,000	Cablevision Systems Corp., Cl. A	323,500
32,000	DISH Network Corp., Cl. A†	355,520
3,600	EchoStar Corp., Cl. A†	53,388
4,580	Liberty Global Inc., Cl. A†	66,685
4,000	Liberty Global Inc., Cl. C†	56,520
80,000	The DIRECTV Group Inc.†	1,823,200

		2,955,410

	Telecommunications — 11.9%
	Non U.S. Companies
26,000	BCE Inc.	517,400
2,000	Belgacom SA	62,710
2,102	Bell Aliant Regional Communications Income Fund (a)(b)	40,179
27,000	BT Group plc, ADR	301,590
35,000	Deutsche Telekom AG, ADR	432,250
6,000	France Telecom SA, ADR	135,960
6,000	Manitoba Telecom Services Inc.	152,046
3,500	Orascom Telecom Holding SAE, GDR	78,330
25,000	Portugal Telecom SGPS SA	193,644
15,000	Royal KPN NV, ADR	199,500
1,500	Swisscom AG	421,352
10,000	Telecom Italia SpA	12,901
16,000	Telefonica SA, ADR	953,920
14,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	210,560
13,000	Telmex Internacional SAB de CV, ADR	119,210
	U.S. Companies
31,000	AT&T Inc.	781,200
30,000	Sprint Nextel Corp.†	107,100
10,000	Telephone & Data Systems Inc.	265,100
25,000	Verizon Communications Inc.	755,000

		5,739,952

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMUNICATIONS (Continued)
	Wireless Communications — 1.3%
	Non U.S. Companies
2,000	America Movil SAB de CV, Cl. L, ADR	$54,160
10,000	Millicom International Cellular SA	370,400
1,600	Mobile TeleSystems OJSC, ADR	47,872
12,000	Vimpel-Communications, ADR	78,480
5,000	Vodafone Group plc, ADR	87,100

		638,012

	TOTAL COMMUNICATIONS	9,333,374

	OTHER — 2.1%
	Aerospace — 0.8%
	Non U.S. Companies
90,000	Rolls-Royce Group plc†	379,660

	Building and Construction — 0.1%
	Non U.S. Companies
400	Acciona SA	41,160

	Business Services — 0.0%
	Non U.S. Companies
3,700	Sistema JSFC, GDR (b)	21,164

	Entertainment — 0.6%
	Non U.S. Companies
11,000	Vivendi	291,197

	Metals and Mining — 0.3%
	Non U.S. Companies
6,400	Compania de Minas Buenaventura SA, ADR	153,472

	Real Estate — 0.1%
	Non U.S. Companies
5,000	Brookfield Asset Management Inc., Cl. A	68,900

	Transportation — 0.2%
	U.S. Companies
3,500	GATX Corp.	70,805

	TOTAL OTHER	1,026,358

	TOTAL COMMON STOCKS	44,628,643

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	53,740

	OTHER — 0.1%
	Transportation — 0.1%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd.	59,874

	TOTAL CONVERTIBLE PREFERRED STOCKS	113,614

	WARRANTS — 0.1%
	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
	Non U.S. Companies
2,000	Bharti Airtel Ltd., expire 09/19/13† (b)	$24,667

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.4%
	COMMUNICATIONS — 0.2%
	Communications Equipment — 0.2%
	U.S. Companies
$100,000	Agere Systems Inc., Sub. Deb. Cv., 6.500%, 12/15/09	100,875

	OTHER — 0.2%
	Real Estate — 0.2%
	U.S. Companies
350,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24	87,938

	TOTAL CONVERTIBLE CORPORATE BONDS	188,813

	U.S. GOVERNMENT OBLIGATIONS — 6.9%
	U.S. Treasury Bills — 4.5%
2,189,000	U.S. Treasury Bills, 0.091% to 0.203%††, 04/02/09 to 06/25/09	2,188,371

	U.S. Treasury Notes — 2.4%
1,150,000	4.500%, 04/30/09	1,153,039

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,341,410

TOTAL INVESTMENTS — 100.0% (Cost $55,231,164)		$48,297,147

	Aggregate book cost	$55,231,164

	Gross unrealized appreciation	$3,077,221
	Gross unrealized depreciation	(10,011,238)

	Net unrealized appreciation/(depreciation)	$(6,934,017)

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2009, the market value of fair valued securities amounted to $431,333 or 0.89% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the market value of Rule 144A securities amounted to $86,010 or 0.18% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

	Investments in	Other Financial Instruments
	Securities	(Unrealized
	(Market Value)	Appreciation)*
Valuation Inputs	Assets	Assets
Level 1 — Quoted Prices	$44,702,078	—
Level 2 — Other Significant Observable Inputs	3,595,069	$15,436

Total	$48,297,147	$15,436

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.
There were no Level 3 investments held at December 31, 2008 or March 31, 2009.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any significant investments in derivatives.
2. Swap Agreements. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guaranteed the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of March 31, 2009, the Fund held a contract for difference swap with Bear, Stearns International Limited which is covered by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swap at March 31, 2009 are as follows:

Net
Notional	Equity Security	Interest Rate/	Termination	Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	Overnight LIBOR plus 75 bps plus
	Appreciation on:	Market Value Depreciation on:
$195,426 (50,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	03/11/10	$15,436
3. Tax Information. Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2008, the Fund deferred capital losses of $431,743.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	68.2%	$32,925,654
Europe	21.5	10,408,313
Japan	5.1	2,450,573
Latin America	2.9	1,402,922
Asia/Pacific	2.1	1,031,355
Africa/Middle East	0.2	78,330

Total Investments	100.0%	$48,297,147

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL UTILITY & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees
Anthony J. Colavita
Attorney-at-Law,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Mario d’Urso
Former Italian Senator

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello
Certified Public Accountant,
Salibello & Broder LLP

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers
Bruce N. Alpert
President

Peter D. Goldstein
Chief Compliance Officer

Agnes Mullady
Treasurer & Secretary

David I. Schachter Vice President & Ombudsman

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
State Street Bank and Trust Company

Counsel
Skadden, Arps, Slate, Meagher & Flom, LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

Common
NYSE Amex–Symbol:	GLU
Shares Outstanding:	3,050,236

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/27/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/27/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 5/27/09

*	Print the name and title of each signing officer under his or her signature.